Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Finished goods	€ 1,088,311	€ 940,407
Health care supplies	473,164	399,585
Raw materials and purchased components	232,422	227,654
Work in process	101,413	95,632
Inventories	1,895,310	1,663,278
Unconditional purchase agreement of materials	359,709
Allowances/Expected credit losses
Inventories
Inventories	€ (61,256)	€ (69,427)
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	5 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 196,770